S-K 1602, SPAC Registered Offerings	Sep. 22, 2025 USD ($)
SPAC Offering Prospectus Summary [Line Items]
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We have 18 months from the effective date of this registration statement, to consummate our initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe	18 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy and Acquisition Criteria

Our management team intends to create value for our shareholders through leveraging its experience in the management by improving the operating efﬁciency of a target business, while implementing revenue-driven and/or proﬁt-engagement strategies and increase proﬁt potential through additional acquisitions. Our efforts to identify a prospective target will not be limited to a particular industry or geographic region. Consistent with our strategy, we have identiﬁed the following general criteria and guidelines that we believe are essential in evaluating prospective target businesses. While we intend to use these criteria and guidelines in evaluating prospective businesses, we may deviate from these criteria and guidelines should we consider it appropriate to do so.

•        Strong management team that can create significant value for target business.    We will seek to identify companies with strong and experienced management teams that will complement the operating and investment abilities of our management team. We believe we can provide a platform for the existing management team to leverage the experience of our management team. We also believe that the operating expertise of our management team is well suited to complement the target’s management team.

•        Revenue and Earnings Growth Potential.    We will seek to acquire one or more businesses that have the potential for significant revenue and earnings growth through a combination of both existing and new product development, increased production capacity, expense reduction and synergistic follow-on acquisitions resulting in increased operating leverage.

•        Potential for Strong Free Cash Flow Generation.    We will seek to acquire one or more businesses that have the potential to generate strong, stable and increasing free cash flow, particularly businesses with predictable revenue streams and definable low working capital and capital expenditure requirements. We may also seek to prudently leverage this cash flow in order to enhance shareholder value.

•        Core competencies.    We believe that only companies with core and competitive capabilities can succeed. Core competitiveness includes shareholder structure, founders, core teams, research and development capabilities, professionalism, and business management models. For example, the founder and core team, the personnel matching team has more advantages, in addition, the quality, character, and business capabilities of enterprise leaders are the core influencing factors in the development of the enterprise.

•        Long-term Revenue Visibility with Defensible Market Position

In management’s view, the target companies should be close to an anticipated inﬂection point, such as those companies requiring additional management expertise, those companies able to innovate by developing new products or services, or companies where we believe we have ability to achieve improved proﬁtability performance through an acquisition designed to help facilitate growth.

•        Beneﬁts from Being a U.S. Public Company (Value Creation and Marketing Opportunities)

We intend to search for target companies that we believe will help offer attractive risk-adjusted equity returns for our shareholders. We intend to seek to acquire a target on terms and in a manner that leverages our experience. Amount other criteria, we expect to evaluate ﬁnancial returns based on (i) the potential for organic growth in cash ﬂows, (ii) the ability to achieve cost savings, (iii) the ability to accelerate growth, including through the opportunity for follow-on acquisitions, and (iv) the prospects for creating value through other value creation initiatives. We also plan to evaluate potential upside from future growth in the target business’ earnings and an improved capital structure.

These criteria are not intended to be exhaustive. Any evaluation relating to the merits of a particular initial business combination may be based, to the extent relevant, on these general guidelines as well as other considerations, factors and criteria that our management may deem relevant.

In the event that we decide to enter into our initial business combination with a target business that does not meet the above criteria and guidelines, we will disclose that the target business does not meet the above criteria and guidelines in our shareholder communications related to our initial business combination, which, as discussed in this prospectus, would be in the form of proxy solicitation or tender offer materials that we would ﬁle with the U.S. Securities and Exchange Commission (the “SEC”).

Although there is no restriction or limitation on what industry our target operates in, our acquisition strategy is to pursue prospective targets that are focusing on healthcare innovations and developing assets in the medical device, medical services, and medical technology. We hope to serve as an attractive partner for those companies, enabling them to go public in an alternate, more easily accessible manner — a business combination transaction — and to thereby benefit from the capital-raising options available for a publicly traded company in the U.S.

SPAC, Trust or Escrow Account, Material Terms [Text Block]

The rules of NASDAQ provide that at least 90% of the gross proceeds from this offering and the sale of the private units be deposited in a trust account.

Of the net proceeds of this offering and the sale of the placement units, an aggregate of $50,000,000, or $10 per unit (or an aggregate of $57,500,000, or $10 per unit, if the over-allotment option is exercised in full) will be placed in a trust account in the United States, maintained by Odyssey Transfer and Trust Company, acting as trustee pursuant to an agreement to be signed on the date of this prospectus, and the remaining of $975,000 of net proceeds of this offering will not be held in the trust account.

The proceeds to be placed in the trust account include $500,000 (or $575,000 if the underwriters’ over-allotment option is exercised in full) in deferred underwriting commissions.

Except as set forth below, the proceeds in the trust account will not be released until the earlier of the completion of an initial business combination within the required time period or our entry into liquidation if we have not completed a business combination in the required time period. Therefore, unless and until an initial business combination is consummated, the proceeds held in the trust account will not be available for our use for any expenses related to this offering or expenses which we may incur related to the investigation and selection of a target business and the negotiation of an agreement to acquire a target business.

Notwithstanding the foregoing, there will be released to us from the trust account any interest earned on the funds in the trust account that we need to pay our income or other tax obligations. With these exceptions, expenses incurred by us may be paid prior to a business combination only from the net proceeds of this offering not held in the trust account (estimated to initially be $975,000; provided, however, that in order to meet our working capital needs following the consummation of this offering if the funds not held in the trust account are insufﬁcient, or to extend our life, our insiders, ofﬁcers and directors or their afﬁliates/designees may, but are not obligated to, loan us funds, from time to time or at any time, in whatever amount they deem reasonable in their sole discretion. Each loan would be evidenced by a promissory note. In the event that following this offering we obtain such working capital loans to finance transaction costs related to our initial business combination, such loans would either be paid upon consummation of our initial business combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon consummation of our business combination into working capital units at a price of $10.00 per unit. If we do not complete a business combination, the loans would be repaid out of funds not held in the trust account, and only to the extent available. The terms of such loans by, our sponsor, our officers and directors, or their affiliates, if any, have not been determined and no written agreements exist with respect to such loans.

SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 50,000,000
SPAC, Securities Offered, Redemption Rights [Text Block]	Our initial shareholders, who will collectively beneﬁcially own 20% of our ordinary shares upon the closing of this offering (without giving effect to the sale of the private units, and assuming the over-allotment option is not exercised and they do not purchase any units in this offering), will participate in any vote to amend our second amended and restated articles of association and/or trust agreement and will have the discretion to vote in any manner they choose. Our insiders have agreed, pursuant to a letter agreement with us (ﬁled as an exhibit to the registration statement of which this prospectus forms a part), that they will not propose any amendment to our second amended and restated articles of association (i) that would modify the substance or timing of our obligation to allow redemptions in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the prescribed timeline provided in our second amended and restated articles of association or (ii) with respect to any other material provision relating to shareholders’ rights or pre-initial business combination activity, unless we provide our public shareholders with the opportunity to redeem their ordinary shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest (which interest shall be net of taxes payable) divided by the number of then issued and outstanding public shares. Our insiders will enter into a letter agreement with us pursuant to which they will agree to waive their redemption rights with respect to any insider shares, private shares, and any public shares held by them in connection with the completion of our initial business combination and to waive their redemption rights with respect to their insider shares, private shares and public shares in connection with a shareholder vote to approve an amendment to our second amended and restated articles of association (A) to modify the substance or timing of our obligation to allow redemptions in connection with our initial business combination or to redeem 100% of our public shares if we do not complete our initial business combination within the prescribed timeline provided in our second amended and restated articles of association or (B) with respect to any other provision relating to shareholders’ rights or pre-initial business combination activity.

SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]
As of June 14, 2025
Without Over-Allotment Option Exercised
	Scenario A 25% of Maximum Redemptions(1)	Scenario B 50% of Maximum Redemptions(2)	Scenario C 75% of Maximum Redemptions(3)	Scenario D Maximum Redemptions(4)
Offering price of $8.89 included in the units (adjusted to include the value of the rights)	$8.89	$8.89	$8.89	$8.89
Pro forma net tangible book value per share, as adjusted	6.50	5.68	4.37	1.92
Dilution to public shareholders	$2.39	$3.21	$4.52	$6.97

____________

(1)      The numbers set forth in this column assume that 1,134,416 public shares, or 25%, of 4,537,665 public shares are redeemed.

(2)      The numbers set forth in this column assume that 2,268,832 public shares, or 50%, of 4,537,665 public shares are redeemed.

(3)      The numbers set forth in this column assume that 3,403,249 public shares, or 75%, of 4,537,665 public shares are redeemed.

(4)      The numbers set forth in this column assume that 4,537,665 public shares are redeemed, which is the maximum redemptions that would permit us to maintain net tangible assets of $5,000,001.

As of June 14, 2025
With Over-Allotment Option Exercised
	Scenario A 25% of Maximum Redemptions(1)	Scenario B 50% of Maximum Redemptions(2)	Scenario C 75% of Maximum Redemptions(3)	Scenario D Maximum Redemptions(4)
Offering price of $8.89 included in the units (adjusted to include the value of the rights)	$8.89	$8.89	$8.89	$8.89
Pro forma net tangible book value per share, as adjusted	6.51	5.68	4.32	1.73
Dilution to public shareholders	$2.38	$3.21	$4.57	$7.16

____________

(1)      The numbers set forth in this column assume that 1,321,772 public shares, or 25%, of 5,287,088 public shares are redeemed.

(2)      The numbers set forth in this column assume that 2,643,544 public shares, or 50%, of 5,287,088 public shares are redeemed.

(3)      The numbers set forth in this column assume that 3,965,316 public shares, or 75%, of 5,287,088 public shares are redeemed.

(4)      The numbers set forth in this column assume that 5,287,088 public shares are redeemed, which is the maximum redemptions that would permit us to maintain net tangible assets of $5,000,001.

SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

The following table sets forth the payments to be received by our sponsor and its afﬁliates from us prior to or in connection with the completion of our initial business combination and the securities issued and to be issued by us to our sponsor or its afﬁliates:

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Consideration Paid or to be Paid
Thunderstone LTD.	Approximately $10,000 per month, up to $180,000 in accordance with the Company’s second amended and restated memorandum and articles of association	Office space, administrative and support services, for up to 18 months
	1,437,500 insider shares (up to 187,500 ordinary shares of which are subject to forfeiture depending on the extent to which the underwriters’ over-allotment option is exercised)	$25,000 (or approximately $0.017 per share)
	238,168 private units (or up to 245,668 private units if the underwriter’s allotment option is exercised in full) to be purchased simultaneously with the closing of this offering	$2,381,680 (or $2,456,680 if the underwriters’ over-allotment option is exercised in full)
	Up to $350,000	Repayment of loans made to us by our sponsor to cover offering-related and organizational expenses.
	Up to $1,500,000 in working capital loans may be convertible into private units at a price of $10.00 per unit	Working capital loans to finance transaction costs in connection with an intended initial business combination.
	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination	Services in connection with identifying, investigating and completing an initial business combination.

SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

The following table illustrates the dilution to the public shareholders on a per-share basis:

	Without Over-allotment	With Over-allotment
Public offering price(1)	$8.89	$8.89
Net tangible book deficit before this offering	(0.25)	(0.22)
Increase attributable to public shareholders	0.43	0.37
Pro forma net tangible book value after this offering and the sale of the private placement units*	0.18	0.15
Dilution to public shareholders	$8.71	$8.74
Percentage of dilution to public shareholders	98.0%	98.3%

____________

(1)      Each unit has an offering price of $10.00 and consists of one ordinary share and one right to receive one-eighth (1/8) of an ordinary share upon the consummation of an initial business combination. The offering price is determined as gross proceeds divided by 5,000,000 ordinary shares included in the units (and the issuance of up to an additional 625,000 shares underlying the public rights).

*        The pro forma net tangible book value per share after the offering is calculated as follows(1):

	Without Over-allotment	With Over-allotment
Numerator:
Net tangible book deficit before this offering	$(312,228)	$(312,228)
Net proceeds from this offering and sale of the private placement units, net of expenses(2)	50,975,000	58,475,000
Plus: Offering costs paid in advance, excluded from tangible book value	283,110	283,110
Less: Deferred underwriting commissions	(500,000)	(575,000)
Less: Over-allotment liability	(69,227)	—
Less: Proceeds held in trust subject to redemption(1)(3)(4)	(50,000,000)	(57,500,000)
	$376,655	$370,882
Denominator:
Ordinary shares issued and outstanding prior to this offering	1,437,500	1,437,500
Ordinary shares forfeited if over-allotment is not exercised	(187,500)	—
Ordinary shares included in the units offered	5,000,000	5,750,000
Ordinary shares included in the private placement units	238,168	245,668
Ordinary shares underlying the rights to be included in the public units	625,000	718,750
Ordinary shares underlying the rights to be included in the private placement units	29,771	30,708
Less: Shares subject to redemption(1)	(5,000,000)	(5,750,000)
	2,142,939	2,432,626

____________

(1)      For purposes of presentation, (i) we have reduced our pro forma net tangible book value after this offering (assuming no exercise of the underwriters’ over-allotment option) by $50,000,000 because holders of up to 100% of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two days prior to the commencement of our tender offer or shareholders meeting, including interest earned on the funds held in the trust account and not previously released to us to pay our taxes), divided by the number of shares of ordinary shares sold in this offering; and (ii) our pro forma net tangible book value after this offering is $376,655 (or $370,882 if the underwriters exercise their over-allotment option in full) less than it otherwise would have been because if we effect our initial business combination, the redemption rights of the public shareholders (but not our insiders) may result in the redemption of up to 5,000,000 ordinary shares (or 5,750,000 ordinary shares if the underwriters exercise their over-allotment option in full) sold in this offering.

(2)      Expenses applied against gross proceeds include net offering expenses of approximately $406,680 (or $331,680 if the underwriters exercise their over-allotment option) and underwriting discounts of $1,000,000 (or $1,150,000 if the underwriters exercise their over-allotment option). See “Use of Proceeds.”

(3)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers or their affiliates may purchase shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business — Permitted Purchases of Our Securities.”

(4)      The amount represents all ordinary shares included in the units sold in this offering, net of the fair value of the rights included in the units sold in this offering and the estimated offering costs.

In addition, the tables below show material probable transactions or sources of dilution and the extent of such dilution that non-redeeming public shareholders could experience in connection with the closing of this offering, which we have assumed the issuance of one-eighth of an ordinary share for each unit outstanding as such issuance will occur upon a business combination without the payment of additional consideration and the sale of the private units in connection with the closing of the offering. The table below assumes: Scenario A) 25% of the maximum number of our public shares are redeemed, Scenario B) 50% of the maximum number of our public shares are redeemed, Scenario C) 75% of the maximum number of our public shares are redeemed, and Scenario D) maximum of our public shares redemptions that would permit us to maintain net tangible assets of $5,000,001 are redeemed.

For purposes of presentation, we have reduced our pro forma net tangible book value after this offering by $45,376,654 (or $52,870,881 if the underwriters’ over-allotment option is exercised in full), assuming a maximum redemption that would permit us to maintain net tangible assets of $5,000,001, because holders of our public shares may redeem their shares for a pro rata share of the aggregate amount then on deposit in the trust account at a per share redemption price equal to the amount in the trust account as set forth in our tender offer or proxy materials (initially anticipated to be the aggregate amount held in trust two business days prior to the commencement of our tender offer or shareholders meeting, including interest earned on the funds held in the trust account (which interest shall be net of income taxes payable)), divided by the number of ordinary shares sold in this offering. The actual redemption value that may be redeemed could exceed this amount provided that our net tangible assets are greater than $5,000,001 either immediately prior to or upon consummation of our initial business combination.

	As of June 14, 2025 Without Over-Allotment Option Exercised
	No Redemptions	Scenario A 25% of Maximum Redemptions(1)	Scenario B 50% of Maximum Redemptions(2)	Scenario C 75% of Maximum Redemptions(3)	Scenario D Maximum Redemptions(4)
Offering price of $8.89 included in the units (adjusted to include the value of the rights)	$8.89	$8.89	$8.89	$8.89	$8.89
Net tangible book deficit before this offering	(0.25)	(0.25)	(0.25)	(0.25)	(0.25)
Increase attributable to public shareholders	7.30	6.75	5.93	4.62	2.17
Pro forma net tangible book value after this offering and the sale of the private placement units*	7.05	6.50	5.68	4.37	1.92
Dilution to public shareholders	$1.84	$2.39	$3.21	$4.52	$6.97
Percentage of dilution to public shareholders	20.7%	26.9%	36.1%	50.8%	78.4%

____________

(1)      The numbers set forth in this column assume that 1,134,416 public shares, or 25%, of 4,537,665 public shares are redeemed.

(2)      The numbers set forth in this column assume that 2,268,832 public shares, or 50%, of 4,537,665 public shares are redeemed.

(3)      The numbers set forth in this column assume that 3,403,249 public shares, or 75%, of 4,537,665 public shares are redeemed.

(4)      The numbers set forth in this column assume that 4,537,665 public shares are redeemed, which is the maximum redemptions that would permit us to maintain net tangible assets of $5,000,001.

*        The pro forma net tangible book value per share after the offering is calculated as follows:

	As of June 14, 2025 Without Over-Allotment Option Exercised
	No Redemptions	Scenario A 25% of Maximum Redemptions	Scenario B 50% of Maximum Redemptions	Scenario C 75% of Maximum Redemptions	Scenario D Maximum Redemptions
Numerator:
Net tangible book deficit before this offering	$(312,228)	$(312,228)	$(312,228)	$(312,228)	$(312,228)
Net proceeds from this offering and sale of the private units, net of expenses(1)	50,975,000	50,975,000	50,975,000	50,975,000	50,975,000
Plus: Offering costs paid in advance, excluded from tangible book value	283,110	283,110	283,110	283,110	283,110
Less: Deferred underwriting commissions	(500,000)	(500,000)	(500,000)	(500,000)	(500,000)
Less: Over-allotment option liability	(69,227)	(69,227)	(69,227)	(69,227)	(69,227)
Less: Proceeds held in trust subject to redemption(2)(3)	—	(11,344,164)	(22,688,327)	(34,032,491)	(45,376,654)
	$50,376,655	$39,032,491	$27,688,328	$16,344,164	$5,000,001

Denominator:
Ordinary shares issued and outstanding prior to this offering	1,437,500	1,437,500	1,437,500	1,437,500	1,437,500
Less: Ordinary shares forfeited if over-allotment is not exercised	(187,500)	(187,500)	(187,500)	(187,500)	(187,500)
Ordinary shares included in the public units offered	5,000,000	5,000,000	5,000,000	5,000,000	5,000,000
Ordinary shares included in the private units	238,168	238,168	238,168	238,168	238,168
Ordinary shares underlying the rights to be included in the public units	625,000	625,000	625,000	625,000	625,000
Ordinary shares underlying the rights to be included in the private units	29,771	29,771	29,771	29,771	29,771
Less: Shares subject to redemption	—	(1,134,416)	(2,268,832)	(3,403,249)	(4,537,665)
	7,142,939	6,008,523	4,874,107	3,739,690	2,605,274

____________

(1)      Expenses applied against gross proceeds include offering expenses of approximately $406,680 and underwriting discounts of $1,000,000, or $1,406,680 in the aggregate. See “Use of Proceeds.”

(2)      If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, officers or their affiliates may purchase shares or public units in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share.

(3)      The amount represents all ordinary shares included in the units sold in this offering, net of the fair value of the rights included in the units sold in this offering and the estimated offering costs.